Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Plans
BASED COMPENSATION PLANS
As of December 31, 2012, the Company has share based employee compensation plans as described below. The total compensation expense, which includes compensation expense related to restricted share awards, restricted stock unit awards, stock option awards, granted LTIP awards and stock options associated with an employee stock purchase plan, was $7.6 million, $5.5 million and $4.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.
During 2010, the Company identified adjustments to restricted stock compensation expense related to years prior to January 1, 2010.  As a result, the Company increased restricted stock compensation expense by $1.5 million during 2010.  The increase in compensation expense should have been recorded during prior periods and relates primarily to incorrect valuation assumptions used for 90,000 restricted shares issued under a previous employment agreement with Robert L. Evans, the Company’s Chairman of the Board and Chief Executive Officer.  These adjustments were recorded during the year ended December 31, 2010, and the corrections were deemed immaterial to both the results of operations for 2010, and all prior periods affected.
Employee Stock Options
The Company sponsors the Churchill Downs Incorporated 1997 Stock Option Plan (the “97 Plan”) and the Churchill Downs Incorporated 2007 Omnibus Stock Incentive Plan (the “07 Incentive Plan”). In addition, the Company may, from time to time, grant stock option awards to individuals outside of its share based compensation plans. These share based incentive compensation plans are described below.
On March 13, 2003, the Board of Directors suspended the 97 Plan. Awards issued under the 97 Plan prior to its suspension were unaffected by such suspension.
The 97 Plan and the 07 Incentive Plan provide that the exercise price of any incentive stock option may not be less than the fair market value of the common stock on the date of grant. Outstanding stock options under the 97 Plan have contractual terms of ten years and generally vest three years from the date of grant. Outstanding stock options under the 07 Incentive Plan have contractual terms of ten years and generally vest ratably on each anniversary of the grant date over a three year period.
Activity for stock options granted by the Company during the years ended December 31, 2012, 2011 and 2010 is presented below (in thousands, except per common share data):

	Number of Shares Under Option	Weighted Average Exercise Price
Balance, December 31, 2009	209	$36.39
Granted	188	$35.22
Exercises	(4)	$27.75
Cancelled/forfeited	(33)	$33.31
Balance, December 31, 2010	360	$36.36
Granted	—	$—
Exercises	(6)	$27.23
Cancelled/forfeited	—	$—
Balance, December 31, 2011	354	$36.52
Granted	—	$—
Exercises	(153)	$36.80
Cancelled/forfeited	—	$—
Balance, December 31, 2012	201	$36.30

During the year ended December 31, 2010, the Company entered into an amended and restated employment agreement with Robert L. Evans, the Company’s Chairman of the Board and Chief Executive Officer. Mr. Evans received a stock option, vesting quarterly over approximately three years to purchase an aggregate of 180,000 shares of the Company’s common stock, with an exercise price equal to the fair market value of a share of the Company’s common stock on September, 27, 2010, the date on which the award was granted. This stock option has a contractual term of six years expiring on November 14, 2016.
Under Mr. Evans’ previous employment agreement, Mr. Evans received a stock option, vesting quarterly over three years, to purchase an aggregate of 130,000 shares of the Company’s common stock, with an exercise price equal to the fair market value of a share of the Company’s common stock on July 18, 2006. During 2012, Mr. Evans exercised options for 130,000 shares of the Company's common stock which were granted at $36.16, for common stock at stock prices ranging from $57.36 to $60.05.
During the years ended December 31, 2012 and 2011, no stock options were granted. The weighted fair market value of stock options granted during 2010 was $13.65 per share. In determining the estimated fair value of the Company’s stock options as of the date of grant, the Company used the Black-Scholes option pricing model with the following assumptions:

2010
Risk-free interest rate	1.57%
Dividend yield	1.42%
Volatility factors of the expected market price for common stock	44.35%
Weighted average expected life of options	6.3 years

The Black-Scholes option pricing model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions, including the expected stock price volatility. Because the Company’s employee stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in the Company’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of the Company’s employee stock options.
The Company calculates the expected term for its stock options based on historical exercise behavior and bases the risk-free interest rate on a traded zero-coupon U.S. Treasury bond with a term substantially equal to the stock option’s expected term.
The volatility used to value stock options is based on historical volatility. The Company calculates historical volatility using a simple average calculation methodology based on daily price intervals as measured over the expected term of the stock option.
The following table summarizes information about stock options outstanding and exercisable as of December 31, 2012 (in thousands, except contractual life and per share data):

	Shares Under Option	Remaining Contractual Life	Average Exercise Price Per Share	Intrinsic Value per Share(1)	Aggregate Intrinsic Value
Options exercisable and vested at December 31, 2012	161	4.0	$36.57	$29.88	$4,797
Options outstanding and unvested at December 31, 2012	40	4.1	$35.24	$31.21	$1,260

(1)	Computed based upon the amount by which the fair market value of the Company’s common stock at December 31, 2012 of $66.45 per share exceeded the weighted average exercise price.
The total intrinsic value of stock options exercised during the years ended December 31, 2012, 2011 and 2010 was $5.7 million, $0.1 million and $38 thousand, respectively. Cash received from stock option exercises totaled $3.4 million, $0.2 million and $0.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.
At December 31, 2011, there were 251 thousand options exercisable with a weighted average exercise price of $37.05.
A summary of the status of the Company’s nonvested stock options as of December 31, 2012, and changes during the year ended December 31, 2012 follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	103	$13.67
Granted	—	—
Vested	(63)	$13.65
Cancelled/Forfeited	—	—
Nonvested at end of year	40	$13.69

As of December 31, 2012, there was $0.5 million of total unrecognized compensation cost related to nonvested stock options. That cost is expected to be recognized over a weighted average period of 1.0 years. The total fair value of shares vested during the year ended December 31, 2012 was $0.9 million.
Restricted Shares and Restricted Stock Units
The Company sponsored the Churchill Downs Incorporated 2004 Restricted Stock Plan (the “04 Plan”). In addition, the Company, may, from time to time, grant restricted shares or restricted stock units to individuals outside of its share based compensation plans.
On March 15, 2007, the Board of Directors replaced the 04 Plan with the 07 Incentive Plan. Awards issued under the 04 Plan prior to its termination were unaffected by such termination. The 07 Incentive Plan permits the award of restricted shares or restricted stock units to directors and key employees, including officers, of the Company and its subsidiaries who are from time to time responsible for the management, growth and protection of the business of the Company and its subsidiaries.
Restricted shares granted under the 04 Plan generally vest in full five years from the date of grant or upon retirement at or after age 60. Restricted shares granted under the 07 Incentive Plan generally vest in full three years from the date of grant or upon retirement at or after age 60. The fair value of restricted shares under both the 04 Plan and the 07 Incentive Plan is determined by the product of the number of shares granted and the grant date market price of the Company’s common stock, discounted to consider the fact that dividends are not paid on these shares.
During the year ended December 31, 2010, the Company entered into an amended and restated employment agreement with Robert L. Evans. Mr. Evans received (i) 45,000 restricted shares of the Company’s common stock, with vesting contingent upon the Company’s common stock reaching certain closing prices on NASDAQ for twenty consecutive trading days, and (ii) 81,250 restricted stock shares, vesting quarterly over 6.0 years. On January 20, 2012, 15,000 of Mr. Evans’ restricted shares, with vesting contingent upon the Company’s stock price, vested based on a closing stock price in excess of $50 per share for twenty consecutive trading days. On October 22, 2012, an additional 15,000 of Mr. Evans’ restricted shares, with vesting contingent upon the Company’s stock price, vested based on a closing stock price in excess of $60 per share for twenty consecutive trading days.
Under a previous employment agreement with Robert L. Evans, Mr. Evans received (i) 90,000 restricted shares of the Company’s common stock, with vesting contingent upon the Company’s common stock reaching certain closing prices on NASDAQ for twenty consecutive trading days, (ii) 65,000 restricted shares of the Company’s common stock, vesting quarterly over five years, and contingent upon the Company’s common stock reaching certain closing prices on NASDAQ for ten consecutive trading days and (iii) 65,000 restricted stock units representing shares of the Company’s common stock, vesting quarterly over five years, with Mr. Evans entitled to receive the shares underlying the units (along with a cash payment equal to accumulated dividend equivalents beginning with the lapse of forfeiture, plus interest at a 3% annual rate) six months after termination of employment. The restricted share awards were approved by the Company’s shareholders at its Annual Meeting of Shareholders held on June 28, 2007, the grant date of these awards. On January 29, 2013, 22,500 of Mr. Evans’ restricted shares, with vesting contingent upon the Company’s stock price, vested based on a closing stock price in excess of $65 per share for twenty consecutive trading days. On April 10, 2012, 22,500 of Mr. Evans’ restricted shares, with vesting contingent upon the Company’s stock price, vested based on a closing stock price in excess of $55 per share for twenty consecutive trading days.
Activity for the 04 Plan, the 07 Incentive Plan and awards made outside of share based compensation plans for the years ended December 31, 2012, 2011 and 2010 is presented below (in thousands, except per common share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Balance, December 31, 2009	186	$43.52
Granted	222	$36.02
Vested	(73)	$41.51
Cancelled/forfeited	(1)	$45.35
Balance, December 31, 2010	334	$38.96
Granted	156	$42.95
Vested	(70)	$42.21
Cancelled/forfeited	(1)	$35.81
Balance, December 31, 2011	419	$40.01
Granted	182	$51.99
Vested	(221)	$44.77
Cancelled/forfeited	(1)	$39.12
Balance, December 31, 2012	379	$42.97

As of December 31, 2012, there was $4.9 million of unrecognized share based compensation expense related to nonvested restricted share and restricted stock unit awards that the Company expects to recognize over a weighted average period of 2.3 years.
As of December 31, 2012, employees of the Company held 60,000 restricted shares subject to performance-based vesting criteria (all of which are considered market-based restricted shares). In September 2010 and June 2007, 45,000 and 90,000 restricted performance-based shares were granted, respectively. The number of these shares that vest is based upon established market-based performance targets that will be assessed on an ongoing basis. The grant date fair value of these shares was $35.19 and $49.80, respectively, per share for a total value of $1.6 million and $4.5 million. The related expense is being recognized ratably over the implicit service period derived through the lattice-based valuation of the awards, which was deemed to be a weighted average period of 2.3 years from the grant date. Assumptions used in this valuation included an annual volatility factor of 40.2% and an annual dividend yield of 1.1%.
Employee Stock Purchase Plan
Under the Employee Stock Purchase Plan, the Company is authorized to sell, pursuant to short-term stock options, shares of its common stock to its full-time (or part-time for at least 20 hours per week and at least five months per year) employees at a discount from the common stock’s fair market value. The Employee Stock Purchase Plan operates on the basis of recurring, consecutive one-year periods. Each period commences on August 1 and ends on the following July 31.
Each August 1, the Company offers eligible employees the opportunity to purchase common stock. Employees who elect to participate for each period have a designated percentage of their compensation withheld (after-tax) and applied to the purchase of shares of common stock on the last day of the period, July 31. The Employee Stock Purchase Plan allows withdrawals, terminations and reductions on the amounts being deducted. The purchase price for the common stock is 85% of the lesser of the fair market value of the common stock on (i) the first day of the period, or (ii) the last day of the period. No employee may purchase common stock under the Employee Stock Purchase Plan valued at more than $25 thousand for each calendar year.
Under the Employee Stock Purchase Plan, the Company sold approximately nineteen thousand shares of common stock to employees pursuant to options granted on August 1, 2011, and exercised on July 31, 2012. Because the plan year overlaps the Company’s fiscal year, the number of shares to be sold pursuant to options granted on August 1, 2012, can only be estimated because the 2012 plan year is not yet complete. The Company’s estimate of options granted in 2012 under the Plan is based on the number of shares sold to employees under the Employee Stock Purchase Plan for the 2011 plan year, adjusted to reflect the change in the number of employees participating in the Employee Stock Purchase Plan in 2012. The Company recognized compensation expense related to the Employee Stock Purchase Plan of $0.4 million, $0.3 million and $0.2 million for the years ended December 31, 2012, 2011 and 2010, respectively.